INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
21. INCOME TAXES

PBF LLC is a limited liability company treated as a “flow-through” entity for income tax purposes. Accordingly, there is generally no benefit or provision for federal or state income tax in the PBF LLC financial statements apart from the income tax attributable to 2 subsidiaries acquired in connection with the acquisition of Chalmette Refining and the Company’s wholly-owned Canadian subsidiary, PBF Energy Limited (“PBF Ltd.”) that are treated as C-Corporations for income tax purposes.

The income tax (benefit) expense in the PBF LLC consolidated financial statements of operations consists of the following:

	December 31, 2017	December 31, 2016	December 31, 2015
Current income tax expense	$1,743	$3,887	$648
Deferred income tax (benefit) expense	(12,526)	19,802	—
Total income tax (benefit) expense	(10,783)	23,689	648

During the three months ended March 31, 2016, the Company incurred $30,602 of deferred tax expense and $121 of current tax expense relating to a correction of prior periods which increased the recorded deferred and current tax liabilities by $30,602 and $121, respectively. This correction of prior periods did not impact the results for the fourth quarter of 2016.

Tax Cuts and Jobs Act
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the TCJA. The TCJA makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries (the “Transition Tax”); (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017.
In connection with our initial analysis of the impact of the TCJA, PBF Energy estimated and recognized the measurement of the tax effects related to the TCJA based on the facts and interpretations of the legislation that currently exist noting that the estimated and recognized amounts pertaining to the PBF Holding subsidiaries noted